Concorde Wealth Management Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 55.3%	Shares	Value
Finance and Insurance - 6.3%
Berkshire Hathaway, Inc. - Class B (a)	800	$402,120
Chubb Ltd.	3,000	936,360
JPMorgan Chase & Co.	4,100	1,321,102
		2,659,582

Information - 4.9%
Microsoft Corp.	2,200	1,063,964
Warner Bros Discovery, Inc. (a)	35,550	1,024,551
		2,088,515

Management of Companies and Enterprises - 1.6%
Bunge Global SA	7,550	672,554

Manufacturing - 11.8%
AbbVie, Inc.	4,200	959,658
Cisco Systems, Inc.	9,000	693,270
Hershey Co.	3,690	671,506
Hubbell, Inc.	1,600	710,576
Johnson & Johnson	4,900	1,014,055
Louisiana-Pacific Corp.	7,100	573,396
Northrop Grumman Corp.	650	370,636
		4,993,097

Mining, Quarrying, and Oil and Gas Extraction - 20.9%
Black Stone Minerals LP	100,336	1,333,466
Diamondback Energy, Inc.	7,500	1,127,475
Expand Energy Corp.	11,400	1,258,104
Exxon Mobil Corp.	11,436	1,376,208
Franco-Nevada Corp.	3,100	642,568
Martin Marietta Materials, Inc.	1,000	622,660
Occidental Petroleum Corp.	18,600	764,832
Texas Pacific Land Corp.	5,955	1,710,395
		8,835,708

Retail Trade - 5.9%
Amazon.com, Inc. (a)	5,000	1,154,100
Lowe's Cos., Inc.	2,200	530,552
TJX Cos., Inc.	5,200	798,772
		2,483,424

Transportation and Warehousing - 1.1%
Canadian Pacific Kansas City Ltd.	6,500	478,595

Wholesale Trade - 2.8%
Energy Transfer LP	72,500	1,195,525
TOTAL COMMON STOCKS (Cost $11,894,820)		23,407,000

PRIVATE FUNDS - 9.0%	Shares	Value
CLI Capital (b)	95,455	479,342
Hayman Hong Kong Opportunities Fund, L.P. (b)	500,000	0
LLR Equity Partners V, L.P. (b)	990,000	1,518,900
LLR Equity Partners VII, L.P. (b)	220,000	235,714
LRVHealth, L.P. (b)	490,000	421,528
Moran Tice 20:20 Fund, L.P. (b)	250,000	662,530
RCP Select Capital Fund, L..P (b)	500,000	500,000
SPAC Opportunity Partners, LLC – Class A (b)	1,000,000	0
TOTAL PRIVATE FUNDS (Cost $4,004,096)		3,818,014

CLOSED-END FUNDS - 9.0%	Shares	Value
PIMCO Flexible Credit Income Fund - Class I	97,928	696,268
Pioneer ILS Interval Fund	117,583	1,135,850
Sprott Physical Gold Trust (a)	60,000	1,981,200
TOTAL CLOSED-END FUNDS (Cost $2,578,224)		3,813,318

U.S. TREASURY SECURITIES - 5.9%	Par	Value
United States Treasury Note/Bond, 4.38%, 08/15/2026	500,000	502,367
United States Treasury Notes, 3.25%, 06/30/2029	2,000,000	1,978,203
TOTAL U.S. TREASURY SECURITIES (Cost $2,467,845)		2,480,570

EXCHANGE TRADED FUNDS - 5.6%	Shares	Value
JPMorgan Nasdaq Equity Premium Income ETF	7,200	418,464
JPMorgan Ultra-Short Income ETF	20,000	1,011,800
Nuveen Preferred And Income ETF	12,000	314,341
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6,000	602,040
TOTAL EXCHANGE TRADED FUNDS (Cost $2,318,671)		2,346,645

OPEN-END FUNDS - 3.5%	Shares	Value
Absolute Convertible Arbitrage Fund - Class Institutional	73,748	848,837
Baron Real Estate Fund - Class Institutional	8,137	330,451
Regan Total Return Income Fund - Class Institutional	31,528	301,094
TOTAL OPEN-END FUNDS (Cost $1,491,840)		1,480,382

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares	Value
Real Estate and Rental and Leasing - 1.9%
First Industrial Realty Trust, Inc.	14,000	801,780
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $615,993)		801,780

CORPORATE BONDS - 1.6%	Par	Value
Finance and Insurance - 0.8%
Capital One NA, 4.65%, 09/13/2028	200,000	203,019
JPMorgan Chase & Co., 3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	150,000	149,162
		352,181

Mining, Quarrying, and Oil and Gas Extraction - 0.4%
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	175,000	174,534

Utilities - 0.4%
Cheniere Energy, Inc., 4.63%, 10/15/2028	155,000	154,794
TOTAL CORPORATE BONDS (Cost $675,150)		681,509

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.2%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (c)	504,011	504,011
MSILF Government Portfolio - Institutional Class, 3.69% (c)	2,129,805	2,129,805
TOTAL MONEY MARKET FUNDS (Cost $2,633,816)		2,633,816

U.S. TREASURY BILLS - 2.3%	Par	Value
3.70%, 04/30/2026 (d)	1,000,000	988,445
TOTAL U.S. TREASURY BILLS (Cost $988,001)		988,445

TOTAL INVESTMENTS - 100.3% (Cost $29,668,456)		42,451,479
Liabilities in Excess of Other Assets - (0.3)%		(138,600)
TOTAL NET ASSETS - 100.0%		$42,312,879

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,818,014 or 9.0% of net assets as of December 31, 2025.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	The rate shown is the annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Concorde Wealth Management Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$23,407,000	$–	$–	$23,407,000
Private Funds	–	–	3,818,014	3,818,014
Closed-End Funds	3,813,318	–	–	3,813,318
U.S. Treasury Securities	–	2,480,570	–	2,480,570
Exchange Traded Funds	2,346,645	–	–	2,346,645
Open-End Funds	1,480,382	–	–	1,480,382
Real Estate Investment Trusts	801,780	–	–	801,780
Corporate Bonds	–	681,509	–	681,509
Money Market Funds	2,633,816	–	–	2,633,816
U.S. Treasury Bills	–	988,445	–	988,445
Total Investments	$34,482,941	$4,150,524	$3,818,014	$42,451,479

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.